Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Accounts receivable	4,116,549	4,286,725	617,417
Allowance for doubtful accounts	(189,563)	(177,401)	(25,551)

	3,926,986	4,109,324	591,866

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	43,814	93,877	189,563	27,303
Amounts charged to expenses	50,063	115,261	39,568	5,699
Amounts written off	—	(19,575)	(51,730)	(7,451)

Balance as of December 31	93,877	189,563	177,401	25,551